Property, Plant and Equipment (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total		$ 1,129,991
Property, Plant and Equipment, Net, Total	$ 373,090	384,390
Property, Plant and Equipment, Gross		1,129,991
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Furniture and Fixtures, Gross	423,813	423,813
[custom:FurnitureAndFixturesNet-0]	23,090	34,390
Accumulated Depreciation Office Equipment [Member]
Property, Plant and Equipment [Line Items]
[custom:AccumulatedDepreciationFurnitureAndFixtures-0]	(400,723)	(389,423)
Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
[custom:TransportationEquipmentGross-0]	326,788	326,788
[custom:TransportationEquipmentNet-0]
Accumulated Depreciation Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
[custom:AccumulatedDepreciationTransportationEquipment-0]	(326,788)	(326,788)
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Leasehold Improvements, Gross	29,390	29,390
[custom:LeaseholdImprovementsNet-0]
Accumulated Depreciation Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
[custom:AccumulatedDepreciationLeaseholdImprovements-0]	(29,390)	(29,390)
Mineral Property [Member]
Property, Plant and Equipment [Line Items]
[custom:MineralPropertyGross-0]	350,000	350,000
[custom:MineralPropertyNet-0]	350,000	350,000
Accumulated Depreciation Mineral Property [Member]
Property, Plant and Equipment [Line Items]
[custom:AccumulatedDepreciationMineralProperty-0]
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total	1,129,991
Property, Plant and Equipment, Net, Total	373,090	384,390
Property, Plant and Equipment, Gross	1,129,991
Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ (756,901)	$ (745,601)